BENEFIT PLANS - Net Funded Status (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Defined Benefit Plans		$ (103,298)	$ (98,399)
Less: Current portion related to nonqualified plans		135	14,293
Long-term defined benefit plan obligations	$ (97,908)	$ (103,163)	$ (84,106)